Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock option awards have a per share exercise price equal to the closing price of our Common Stock on the grant date. Stock option awards and restricted stock awards vest upon the passage of time. There were no stock option grants during the fiscal year ended December 31, 2025. The Board has not granted, nor does it intend in the future to grant, equity awards in anticipation of the release of material nonpublic information. Similarly, the Company has not timed, nor does it intend in the future to time, the release of material nonpublic information based upon equity award grant dates.

Award Timing Method	There were no stock option grants during the fiscal year ended December 31, 2025. The Board has not granted, nor does it intend in the future to grant, equity awards in anticipation of the release of material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false